Submission	Jun. 13, 2025
Submission [Line Items]
Central Index Key	0001476204
Registrant Name	Phillips Edison & Company, Inc.
Registration File Number	333-284765
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES